UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           OKUMUS Capital, L.L.C.
Address:        575 Lexington Avenue, 7th Floor
                New York, NY 10022

13F File Number:  [TO BE INSERTED]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus
Title:  Managing Member and Chief Investment Officer
Phone:  212-350-1575

Signature, Place, and Date of Signing:

    Ahmet H. Okumus       New York, New York    August 13, 2001

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

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

                                                    FORM 13F INFORMATION TABLE

                             TITLE                     VALUE       SHARES/    SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER     OF CLASS    CUSIP         (X$1,000)     PRN AMT    PRN CALL DSCRETN   MANAGERS    SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------

Allaire Corp.               COM       016714107         22,939   4,570,802   SH         SOLE              4,570,802    0     0
Apple Computer Inc.         COM       037833100         32,889   2,211,000   SH         SOLE              2,211,000    0     0
Broadbase Software Inc.     COM       11130R100         12,892   2,071,600   SH         SOLE              2,071,600    0     0
Cisco Systems Inc.          COM       17275R102         15,300     400,000   SH         SOLE                400,000    0     0
Guess Inc.                  COM       401617105          2,275     428,300   SH         SOLE                428,300    0     0
Juniper Networks            CALL      48203R904             72         280        CALL  SOLE                    280    0     0
Kana Communications Inc.    COM       483600102          7,099     641,100   SH         SOLE                641,100    0     0
Neomagic Corp.              COM       640497103            532     179,100   SH         SOLE                179,100    0     0
Net Perceptions Inc.        COM       64107U101          2,735   1,306,200   SH         SOLE              1,306,000    0     0
Niku Corp.                  COM       654113109            218      29,800   SH         SOLE                 29,800    0     0
Paradyne Networks Inc.      COM       69911G107          1,827   1,008,000   SH         SOLE              1,008,000    0     0
Parametric Technology Corp. COM       699173100         41,430   3,082,600   SH         SOLE              3,082,600    0     0
Silicon Graphics Inc.       COM       827056102         14,964   3,741,100   SH         SOLE              3,741,100    0     0
Sykes Enterprises Inc.      COM       871237103          6,899   1,554,550   SH         SOLE              1,554,550    0     0
Trident Microsystems Inc.   COM       895919108            239      53,100   SH         SOLE                 53,100    0     0
Turnstone Systems Inc.      COM       900423104             59       8,000   SH         SOLE                  8,000    0     0
Viant Corp.                 COM       92553N107         27,888   7,053,377   SH         SOLE              7,053,377    0     0
Worldcom Inc.               COM       98157D106         39,711   2,814,200   SH         SOLE              2,814,200    0     0
Xircom Inc.                 COM       983922105          2,299     148,300   SH         SOLE                148,300    0     0
                  TOTAL                                232,267


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   19

Form 13F Information Table Value Total:   $232,267,000

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC